LONG-TERM INCENTIVE COMPENSATION - Number of Awards, Weighted-average Grant-date Fair Value (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Performance Units (PUs)
Number of awards
Unvested at December 31, 2016	490,800
Granted at target	164,400
Adjustments for above-target performance	114,200
Vested	(231,500)
Forfeited/cancelled	(52,800)
Unvested at December 30, 2017	485,100	490,800
Fair value	$ 11.2	$ 13.8	$ 12.2
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 58.47
Weighted-average grant-date fair value, granted at target	82.15	$ 68.04	$ 51.37
Weighted-average grant-date fair value, Adjustment for above-target performance	48.59
Weighted-average grant-date fair value, vested	48.26
Weighted-average grant-date fair value, forfeited/Cancelled	66.08
Weighted-average grant-date fair value unvested, ending balance	$ 68.15	$ 58.47
Market-leveraged stock units (MSUs)
Number of awards
Unvested at December 31, 2016	530,700
Granted at target	123,700
Adjustments for above-target performance	126,000
Vested	(342,000)
Forfeited/cancelled	(34,800)
Unvested at December 30, 2017	403,600	530,700
Fair value	$ 19.3	$ 12.4	$ 9.8
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 62.09
Weighted-average grant-date fair value, granted at target	91.40	$ 72.93	$ 56.46
Weighted-average grant-date fair value, Adjustment for above-target performance	55.24
Weighted-average grant-date fair value, vested	56.33
Weighted-average grant-date fair value, forfeited/Cancelled	71.15
Weighted-average grant-date fair value unvested, ending balance	$ 70.07	$ 62.09
Restricted Stock Units (RSUs)
Number of awards
Unvested at December 31, 2016	117,700
Granted at target	74,500
Vested	(47,600)
Forfeited/cancelled	(4,200)
Unvested at December 30, 2017	140,400	117,700
Fair value	$ 2.7	$ 5.3	$ 8.4
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 58.87
Weighted-average grant-date fair value, granted at target	82.77	$ 67.66	$ 53.29
Weighted-average grant-date fair value, vested	55.72
Weighted-average grant-date fair value, forfeited/Cancelled	59.53
Weighted-average grant-date fair value unvested, ending balance	$ 72.62	$ 58.87